Related-party transactions - Transactions and balances with related parties (Details) - Rand Refinery - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Gold sales	R 710	R 187	R 319
Refining fees paid	(44)	(24)	(40)
Trade payable	R (6)	R (6)	R (7)